Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Capital assets and other	$ 0	$ 905
Net operating loss carry forwards	70,265	67,059
Interest deductions	16,797	8,911
Refinancing charge	669	2,926
Goodwill and intangibles	117,421	125,786
Stock compensation	1,736	2,101
Pension plan	4,414	3,872
Unrealized foreign exchange	11,373	14,645
Capital loss carry forwards	13,081	11,827
Accounting reserves	77,824	8,280
Gross deferred tax asset	313,580	246,312
Less: valuation allowance	(65,649)	(68,479)
Net deferred tax assets	247,931	177,833
Deferred tax liabilities:
Lease liabilities	(67,613)
Withholding taxes	(546)	0
Capital assets	(382)	0
Goodwill amortization	(98,677)	(91,726)
Total deferred tax liabilities	(167,218)	(91,726)
Deferred Tax Assets, Net	80,713	86,107
Disclosed as:
Deferred tax assets	84,900	91,436
Deferred tax liabilities	$ (4,187)	$ (5,329)